Consolidated Statements of Stockholders’ Deficit - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Other Comprehensive Income (Loss) [Member]
Balance at Dec. 23, 2013	$ 0		$ 0	$ 0	$ 0
Balance (in shares) at Dec. 23, 2013		0
Net loss	(89)	$ 0	0	(89)	0
Balance at Dec. 31, 2013	(89)	$ 0	0	(89)	0
Balance (in shares) at Dec. 31, 2013		0
Issuance of common stock for cash	150,000	$ 300	149,700	0	0
Issuance of common stock for cash (in shares)		30,000,000
Net loss	(110,605)	$ 0	0	(110,605)	0
Foreign currency translation adjustment	(6,761)	0	0	0	(6,761)
Balance at Dec. 31, 2014	32,545	$ 300	$ 149,700	$ (110,694)	$ (6,761)
Balance (in shares) at Dec. 31, 2014		30,000,000
Net loss	(123,200)
Balance at Jun. 30, 2015	$ (89,439)